THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 17, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON DECEMBER 29, 2004.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2003
                                               ---------------------------

Check here if Amendment [ X ]; Amendment Number:     1
                                                 --------
This Amendment (Check only one.):   [   ] is a restatement.
                                    [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlas Capital Management, L.P.
            ------------------------------------------
Address:    100 Crescent Court, Suite 880
            ------------------------------------------
            Dallas, Texas 75201
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number:      28-10778
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert H. Alpert
          --------------------------------------------
Title:    President of RHA, Inc., general partner of
          Atlas Capital Management, L.P.
          --------------------------------------------
Phone:    (214)999-6082
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert H. Alpert             Dallas, Texas                  January 3, 2005
---------------------  --------------------------------------   ---------------
    [Signature]                  [City, State]                       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 31
                                              -----------------------

Form 13F Information Table Value Total:               $94,330
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACE CASH EXPRESS
INC                COM             004403-10-1   1,495       70,200    SH    N/A       SOLE           0       70,200    0        0

ALLSTATE CORP      COM             020002-10-1   3,007       69,900    SH    N/A       SOLE           0       69,900    0        0

ALLSTREAM INC      CL B LT VTG SH  02004C-20-4   3,435       59,900    SH    N/A       SOLE           0       59,900    0        0

AMERISOURCEBERGEN
CORP               COM             03073E-10-5   3,234       57,600    SH    N/A       SOLE           0       57,600    0        0

BIO IMAGING
TECHNOLOGIES INC   COM             09056N-10-3   1,186      210,500    SH    N/A       SOLE           0      210,500    0        0

BUSH INDS INC      CL A            123164-10-5     502      119,900    SH    N/A       SOLE           0      119,900    0        0

CAPTIVA SOFTWARE
CORP DEL           COM             14073T-10-9   2,205      174,000    SH    N/A       SOLE           0      174,000    0        0

COLLEGIATE
PACIFIC INC        COM NEW         194589-20-6   1,665      182,000    SH    N/A       SOLE           0      182,000    0        0

CONCORD EFS INC    COM             206197-10-5   5,440      366,600    SH    N/A       SOLE           0      366,600    0        0

CONSOL ENERGY INC  COM             20854P-10-9   1,494       57,700    SH    N/A       SOLE           0       57,700    0        0

DREW INDS INC      COM NEW         26168L-20-5     701       25,200    SH    N/A       SOLE           0       25,200    0        0

E TRADE
FINANCIAL CORP     NOTE 6.000% 2/0 269246-AB-0   2,560    2,500,000   PRN    N/A       SOLE           0      N/A       N/A      N/A

FPIC INS GROUP
INC                COM             302563-10-1   3,307      131,800    SH    N/A       SOLE           0      131,800    0        0

IDT CORP           CL B            448947-30-9   2,288      100,100    SH    N/A       SOLE           0      100,100    0        0

IMPERIAL PKG CORP  COM             453077-10-9   1,713       69,900    SH    N/A       SOLE           0       69,900    0        0

ISLAND PAC INC     COM             464478-10-6     628      341,500    SH    N/A       SOLE           0      341,500    0        0

LIBERTY MEDIA
CORP NEW           COM SER A       530718-10-5   3,107      261,300    SH    N/A       SOLE           0      261,300    0        0

MEDCO HEALTH
SOLUTIONS INC      COM             58405U-10-2   2,777       81,700    SH    N/A       SOLE           0       81,700    0        0

MOBILITY
ELECTRONICS INC    COM             60741U-10-1     785       87,800    SH    N/A       SOLE           0       87,800    0        0

PETROCORP INC      COM             71645N-10-1   3,382      251,300    SH    N/A       SOLE           0      251,300    0        0

PRIMUS KNOWLEDGE
SOLUTIONS I        COM             74163Q-10-0   4,564      725,600    SH    N/A       SOLE           0      725,600    0        0

PSS WORLD MED INC  COM             69366A-10-0   2,999      248,650    SH    N/A       SOLE           0      248,650    0        0

RAYOVAC CORP       COM             755081-10-6  18,493      882,700    SH    N/A       SOLE           0      882,700    0        0

SITEL CORP         COM             82980K-10-7   2,188      938,900    SH    N/A       SOLE           0      938,900    0        0

STONEPATH GROUP
INC                COM             861837-10-2     991      438,500    SH    N/A       SOLE           0      438,500    0        0

TENET HEALTHCARE
CORP               COM             88033G-10-0   3,050      190,000    SH    N/A       SOLE           0      190,000    0        0

TRIAD HOSPITALS
INC                COM             89579K-10-9   5,330      160,200    SH    N/A       SOLE           0      160,200    0        0

U S I HLDGS        COM             90333H-10-1   4,494      344,400    SH    N/A       SOLE           0      344,400    0        0

VENTIV HEALTH INC  COM             922793-10-4   2,698      294,900    SH    N/A       SOLE           0      294,900    0        0

WARNACO GROUP INC  COM NEW         934390-40-2   2,324      145,700    SH    N/A       SOLE           0      145,700    0        0

YUM BRANDS INC     COM             988498-10-1   2,288       66,500    SH    N/A       SOLE           0       66,500    0        0